Feb. 28, 2015
Class A Prospectus | SIT INTERNATIONAL EQUITY FUND | SIT INTERNATIONAL EQUITY FUND - CLASS A
SIT INTERNATIONAL EQUITY FUND

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

(each, a "Fund" and together, the "Funds")

Supplement dated July 17, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on April 1, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Removal of Redemption Fees
In the Fund Summary for each Fund, under the sub-heading entitled "Shareholder Fees," the table referencing Redemption Fees is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE